LOSS PER SHARE	12 Months Ended
Jun. 30, 2025
Loss per share
LOSS PER SHARE

NOTE 15 – LOSS PER SHARE

For the years ended June 30, 2025, 2024 and 2023, potential shares of common stock from the unexercised warrants and unexercised options are excluded from diluted net loss per share as such amounts are anti-dilutive.

The following table presents a reconciliation of basic and diluted net loss per share:

	For the Years Ended June 30,
	2025	2024	2023
Net loss attributable to the Company	$(5,101,237)	$(6,055,713)	$(7,200,263)
Weighted average number of common shares outstanding - Basic	13,408,261	10,919,386	10,598,989
Dilutive securities -unexercised warrants and options	-	-	-
Weighted average number of common shares outstanding – diluted	13,408,261	10,919,386	10,598,989
Loss per share – Basic and diluted	$(0.38)	$(0.55)	$(0.68)

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)